Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares R$ / shares shares	Dec. 31, 2023 BRL (R$) shares R$ / shares	Dec. 31, 2022 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans | R$	R$ 361,974,000	R$ 268,489,000
Time to calculate the average price of shares based on recent trading sessions	90 days
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	10,096,497	9,728,425
Granted during of the year	2,981,547
Cancelled	923,167
Exercised (1)	1,690,308
Available for completion	458,664
Restricted stock, year one	3,591,140
Restricted stock, year two	3,049,039
Restricted stock, year three	2,793,223
Restricted stock, year four	204,431
Share-based compensation plans | R$	R$ 361,974,000	R$ 268,489,000	R$ 162,117,000
Stock options granted (Note 23) | R$	173,486,000	154,318,000
Decrease Provision Share Based Payment | R$	R$ (80,001,000)	R$ (47,946,000)
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares	R$ 42.36	R$ 58.07
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	2,980,111	592,749
Granted during of the year	3,392,475
Exercised (1)	1,005,113
Restricted stock, year one	453,265
Restricted stock, year two	489,074
Restricted stock, year three	417,772
Restricted stock, year four	1,620,000
Share-based compensation plans | R$	R$ 60,226,000	R$ 26,744,000	R$ 18,425,000
Stock options granted (Note 23) | R$	81,276,000	8,319,000
Decrease Provision Share Based Payment | R$	R$ (47,794,000)
Grant Year 2019 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 42.81
Number of other equity instruments outstanding in share-based payment arrangement		39,461
Granted during of the year	903
Cancelled
Exercised (1)	40,364
Available for completion
Restricted stock, year one
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four
Grant Year 2020 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 38.36
Number of other equity instruments outstanding in share-based payment arrangement	33,384	984,160
Granted during of the year	22,525
Cancelled	204,963
Exercised (1)	768,338
Available for completion	33,384
Restricted stock, year one
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 62.15
Number of other equity instruments outstanding in share-based payment arrangement	874,480	1,724,020
Granted during of the year	39,387
Cancelled	66,231
Exercised (1)	822,696
Available for completion	425,280
Restricted stock, year one	449,200
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four
Grant Year 2021 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.70
Number of other equity instruments outstanding in share-based payment arrangement		111,685
Granted during of the year	2,559
Exercised (1)	114,244
Restricted stock, year one
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 57.54
Number of other equity instruments outstanding in share-based payment arrangement	3,461,437	3,686,722
Granted during of the year	84,207
Cancelled	286,478
Exercised (1)	23,014
Available for completion
Restricted stock, year one	3,113,607
Restricted stock, year two	324,611
Restricted stock, year three	23,219
Restricted stock, year four
Grant Year 2022 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement	115,800	113,161
Granted during of the year	2,639
Exercised (1)
Restricted stock, year one	115,800
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 48.79
Number of other equity instruments outstanding in share-based payment arrangement	3,052,179	3,294,062
Granted during of the year	74,647
Cancelled	283,548
Exercised (1)	32,982
Available for completion
Restricted stock, year one	28,333
Restricted stock, year two	2,721,535
Restricted stock, year three	302,311
Restricted stock, year four
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.45
Number of other equity instruments outstanding in share-based payment arrangement	383,568	367,903
Granted during of the year	15,665
Exercised (1)
Restricted stock, year one
Restricted stock, year two	268,534
Restricted stock, year three	115,034
Restricted stock, year four
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.52
Number of other equity instruments outstanding in share-based payment arrangement	2,675,017
Granted during of the year	2,759,878
Cancelled	81,947
Exercised (1)	2,914
Available for completion
Restricted stock, year one
Restricted stock, year two	2,893
Restricted stock, year three	2,467,693
Restricted stock, year four	204,431
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 55.27
Number of other equity instruments outstanding in share-based payment arrangement	2,480,743
Granted during of the year	3,371,612
Exercised (1)	890,869
Restricted stock, year one	337,465
Restricted stock, year two	220,540
Restricted stock, year three	302,738
Restricted stock, year four	1,620,000
SAR and PLUS | Top of range [member] | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement by share-based payment award, award vesting period	5 years
SAR and PLUS | Top of range [member] | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement by share-based payment award, award vesting period	5 years